Bank borrowings (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Bank loan | $		$ 88,000		$ 92,000
ZHEJIANG TIANLAN
Bank loan	¥ 13,518		¥ 20,029
ZHEJIANG TIANLAN | Bank Loan Borrowed by the Company
Bank loan	8,511		10,014
ZHEJIANG TIANLAN | Bank Loan Borrowed by Subsidiaries of the Company
Bank loan	¥ 5,007		¥ 10,015